OTHER LONG-TERM LIABILITIES	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
OTHER LONG-TERM LIABILITIES

10.	OTHER LONG-TERM LIABILITIES

		June 30, 2023	December 31, 2022
		$	$
Term loan	(a)	5,872	—
Lease obligation	(b)	1,713	1,883
Vehicles		53	69
Less: Current portion		(444)	(449)
		7,194	1,503

a)	Term loan

During the six months ended June 30, 2023, the Company secured a financing with a lender for proceeds up to $9,000 to fund working capital and capital expenditures as the Company begins production of the VMC 1200 class 3 electric truck at its facility in Ferndale, Washington. The loan is secured by the assets of the Company and bears interest at a rate of prime plus a per annum margin between 3.75% and 5% depending on the Company’s full year EBITDA as defined in the contract. For the first year of the loan only interest is payable; principal is repaid over the remaining six years. The Company incurred transaction costs of $131. Per the terms of the credit facility, the Company must maintain minimum EBITDA targets and certain production targets. As at June 30, 2023, the Company is in compliance with all covenants.

During the six months ended June 30, 2023, the Company incurred $239 of interest expense on this loan. As at June 30, 2023, the Company had borrowed $6,000 of this loan. The Company also recorded $128 in deferred financing fees against the carrying value of the loan for a net balance at June 30, 2023 of $5,872.

b)	Lease Obligation

Minimum lease payments in respect of lease liabilities for the right-of-use assets included in property, plant and equipment (Note 4) and the effect of discounting are as follows:

June 30, 2023
$
Undiscounted minimum lease payments:
Less than one year	485
One to two years	480
Two to three years	485
Three to six years	398
1,848
Effect of discounting	(135)
Present value of minimum lease payments – total lease liability	1,713
Less: Current portion	(425)
Long-term lease liabilities	1,288

The Company has lease agreements for office and warehouse facilities expiring October 31, 2023, March 31, 2027 and May 31, 2027. and October 31, 2023. The Company also has a lease agreement for a vehicle expiring on November 30, 2025.